American Century Investments®
Quarterly Portfolio Holdings
American Century® Large Cap Equity ETF (ACLC)
November 30, 2025

Large Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Air Freight and Logistics — 0.4%
FedEx Corp.	3,688	1,016,708
Automobiles — 1.6%
Tesla, Inc.(1)	10,416	4,480,651
Banks — 4.2%
Bank of America Corp.	75,519	4,051,594
JPMorgan Chase & Co.	13,823	4,327,705
Regions Financial Corp.	128,367	3,266,940
		11,646,239
Beverages — 0.7%
PepsiCo, Inc.	13,668	2,032,978
Biotechnology — 2.3%
AbbVie, Inc.	11,864	2,701,433
Gilead Sciences, Inc.	17,760	2,234,918
Vertex Pharmaceuticals, Inc.(1)	3,300	1,430,913
		6,367,264
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	43,902	10,238,824
Building Products — 1.4%
Johnson Controls International PLC	34,012	3,955,936
Capital Markets — 4.6%
Ameriprise Financial, Inc.	3,378	1,539,490
Blackrock, Inc.	1,648	1,725,950
Goldman Sachs Group, Inc.	2,613	2,158,443
Intercontinental Exchange, Inc.	8,099	1,273,973
KKR & Co., Inc.	10,811	1,322,293
Morgan Stanley	11,612	1,970,092
S&P Global, Inc.	5,523	2,755,038
		12,745,279
Chemicals — 1.5%
Ecolab, Inc.	5,980	1,645,457
Linde PLC	5,917	2,427,863
		4,073,320
Communications Equipment — 1.1%
Arista Networks, Inc.(1)	9,748	1,273,869
Motorola Solutions, Inc.	5,167	1,910,136
		3,184,005
Consumer Finance — 1.0%
American Express Co.	7,610	2,779,705
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	1,992	1,819,871
Sysco Corp.	25,738	1,961,236
		3,781,107
Containers and Packaging — 0.4%
Ball Corp.	22,305	1,104,767
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	20,286	833,957
Electric Utilities — 1.7%
NextEra Energy, Inc.	53,744	4,637,570

Electrical Equipment — 1.2%
Eaton Corp. PLC	5,855	2,025,186
GE Vernova, Inc.	2,042	1,224,730
		3,249,916
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	6,314	910,605
Energy Equipment and Services — 0.6%
SLB Ltd.	46,725	1,693,314
Entertainment — 1.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,376	420,008
Netflix, Inc.(1)	22,951	2,469,069
		2,889,077
Financial Services — 2.6%
Mastercard, Inc., Class A	8,643	4,758,231
Visa, Inc., Class A	7,553	2,526,025
		7,284,256
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	15,018	1,314,676
Union Pacific Corp.	5,868	1,360,378
		2,675,054
Health Care Equipment and Supplies — 1.2%
IDEXX Laboratories, Inc.(1)	2,454	1,847,567
Intuitive Surgical, Inc.(1)	2,608	1,495,636
		3,343,203
Health Care Providers and Services — 1.9%
Cencora, Inc.	3,996	1,474,244
Cigna Group	8,243	2,285,619
UnitedHealth Group, Inc.	4,477	1,476,381
		5,236,244
Health Care REITs — 1.1%
Welltower, Inc.	15,252	3,175,771
Hotels, Restaurants and Leisure — 1.3%
Airbnb, Inc., Class A(1)	3,756	439,414
Booking Holdings, Inc.	290	1,425,260
Marriott International, Inc., Class A	6,240	1,901,890
		3,766,564
Household Products — 1.8%
Church & Dwight Co., Inc.	13,862	1,180,488
Colgate-Palmolive Co.	10,669	857,681
Procter & Gamble Co.	19,638	2,909,566
		4,947,735
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	9,678	1,860,015
Industrial REITs — 1.0%
Prologis, Inc.	21,820	2,804,525
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	6,291	1,154,084
MetLife, Inc.	24,442	1,871,279
Progressive Corp.	5,235	1,197,716
		4,223,079
Interactive Media and Services — 8.4%
Alphabet, Inc., Class A	53,869	17,247,777
Meta Platforms, Inc., Class A	9,459	6,128,959
		23,376,736

IT Services — 1.8%
International Business Machines Corp.	14,033	4,330,303
MongoDB, Inc.(1)	2,064	686,012
		5,016,315
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	7,319	1,123,467
Danaher Corp.	12,181	2,762,407
Thermo Fisher Scientific, Inc.	3,536	2,089,175
		5,975,049
Machinery — 2.8%
Cummins, Inc.	5,452	2,714,987
Deere & Co.	2,780	1,291,282
Parker-Hannifin Corp.	1,820	1,568,294
Xylem, Inc.	15,841	2,228,354
		7,802,917
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	8,958	1,867,385
Williams Cos., Inc.	36,960	2,251,973
		4,119,358
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	14,921	734,113
Eli Lilly & Co.	4,023	4,326,616
Merck & Co., Inc.	13,113	1,374,636
Zoetis, Inc.	12,145	1,556,746
		7,992,111
Professional Services — 0.6%
Automatic Data Processing, Inc.	6,568	1,676,810
Semiconductors and Semiconductor Equipment — 14.6%
Analog Devices, Inc.	11,348	3,011,078
Applied Materials, Inc.	7,417	1,870,938
ARM Holdings PLC, ADR(1)	3,728	505,368
ASML Holding NV, NY Shares	941	997,460
Broadcom, Inc.	26,384	10,631,697
NVIDIA Corp.	126,044	22,309,788
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,640	1,352,606
		40,678,935
Software — 11.6%
AppLovin Corp., Class A(1)	2,216	1,328,448
Cadence Design Systems, Inc.(1)	8,631	2,691,491
Crowdstrike Holdings, Inc., Class A(1)	2,503	1,274,427
Dynatrace, Inc.(1)	27,293	1,216,176
Microsoft Corp.	43,719	21,510,185
Salesforce, Inc.	4,684	1,079,849
ServiceNow, Inc.(1)	2,414	1,961,158
Workday, Inc., Class A(1)	6,680	1,440,342
		32,502,076
Specialized REITs — 0.4%
Equinix, Inc.	1,596	1,202,283
Specialty Retail — 3.6%
Home Depot, Inc.	10,173	3,630,947
O'Reilly Automotive, Inc.(1)	16,772	1,705,712
TJX Cos., Inc.	19,881	3,020,322
Tractor Supply Co.	32,649	1,788,512
		10,145,493

Technology Hardware, Storage and Peripherals — 5.1%
Apple, Inc.	50,955	14,208,802
Trading Companies and Distributors — 1.0%
Ferguson Enterprises, Inc.	5,184	1,304,657
United Rentals, Inc.	1,895	1,544,766
		2,849,423
TOTAL COMMON STOCKS (Cost $226,169,047)		278,483,976
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $631,511)	631,511	631,511
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $226,800,558)		279,115,487
OTHER ASSETS AND LIABILITIES — 0.0%		126,445
TOTAL NET ASSETS — 100.0%		$279,241,932

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.